Stockholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Total number of authorized shares		60,000,000
Number of common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in dollars per share) (in Dollars per share)		$ 0.001	$ 0.001
Number of preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Shares of common stock outstanding		13,576,000	13,576,000
Shares of common stock	1,250
Cash related to the exercise of stock options (in Dollars)	$ 1,175		$ 1,000
Granted a stock award	700,000
Fair value of the unrestricted stock award (in Dollars)	$ 249,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Number of common stock, shares authorized		50,000,000
Common stock, par value (in dollars per share) (in Dollars per share)		$ 0.001
Shares of common stock outstanding		13,576,223	13,576,223
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Number of preferred stock, shares authorized		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001